FAIR VALUE MEASUREMENTS (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)
Transfers out of Level 3	$ 277,308
Discounted Cash Flows Method [Member]
Number of impaired loans	8	10
Impaired loans	$ 3,100	$ 3,300
Collateral Method [Member]
Number of impaired loans	41	33
Impaired loans	$ 4,200	$ 3,800